Share Based Compensation Expenses (Details) $ / shares in Units, ¥ in Thousands					1 Months Ended										11 Months Ended	12 Months Ended
	Aug. 13, 2022 shares	Jun. 01, 2022 CNY (¥) shares	Sep. 01, 2020 $ / shares shares	Aug. 13, 2020 $ / shares shares	Jun. 30, 2023 CNY (¥) shares	Dec. 20, 2022 shares	Nov. 30, 2022 shares	Aug. 31, 2022 shares	Jun. 30, 2022 CNY (¥) shares	May 31, 2022 CNY (¥) shares	Jun. 30, 2021 CNY (¥)	May 31, 2021 CNY (¥) shares	Apr. 25, 2018 $ / shares shares	Apr. 25, 2017 shares	May 31, 2022 shares	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 CNY (¥) shares	Jun. 30, 2022 CNY (¥) $ / shares shares	Jun. 30, 2021 CNY (¥) shares	Jun. 30, 2021 $ / shares	Jun. 30, 2023 $ / shares	Jun. 30, 2022 $ / shares	Apr. 23, 2018 shares
Share Based Compensation Expenses [Abstract]
Share based compensation expenses																¥ 191,632	$ 26,428,000	¥ 291,429		¥ 101,830
Aggregate number of ordinary share												21,717,118												22,317,118
Share based compensation options vested rate								25.00%							25.00%			25.00%
Fair value shares options												14,358,812
Fair value of awards (in Yuan Renminbi) | ¥												¥ 253,673
Vested amount (in Yuan Renminbi) | ¥										¥ 117,520		¥ 35,617
Maximum aggregate number of ordinary shares										21,717,118					21,717,118
Addition number of ordinary shares						16,523,627
Shares option granted							3,305,000	70,000								7,190,000	7,190,000
Fair value of share options																¥ 17,224	$ 500,000
Share options recognized (in Yuan Renminbi) | ¥					¥ 7,460											¥ 7,460
Option granted																3,375,000	3,375,000	2,298,000		10,984,915
Weighted average grant date fair value (in Dollars per share) | $ / shares																	$ 3.77		$ 2.56		$ 0.78
Granted shares										510,500
Share option held by employee					274,500				510,500
Weighted average exercise price (in Dollars per share) | $ / shares																						$ 0.61	$ 0.66
Weighted average remaining contractual years					8 years 11 months 1 day				8 years 5 months 12 days
Options were vested and exercisable					141,750				121,750							141,750		121,750	121,750
Vested weighted average exercise price (in Dollars per share) | $ / shares																						$ 0.55	$ 0.56
Aggregate intrinsic value of outstanding options (in Yuan Renminbi) | ¥					¥ 4,364				¥ 10,306							¥ 4,364		¥ 10,306	$ 10,306
Aggregate intrinsic value of exercisable options (in Yuan Renminbi) | ¥					2,319				2,539							¥ 2,319		2,539	$ 2,539
Amount recognized as deemed dividend																		10,365
Unrecognized share-based compensation expenses (in Yuan Renminbi) | ¥					¥ 119,847				¥ 227,395		¥ 164,630
Recognized weighted average period					1 year 5 months 15 days				2 years 4 months 20 days		2 years 8 months 12 days
Restricted ordinary shares		75,000		13,920,770									13,036,792	63,000,200
Granted restricted shares													20,353,910
Price per share (in Dollars per share) | $ / shares			$ 0.85	$ 1.18									$ 0.0001
Vested share percentage													25.00%
Repurchased restricted shares				1,640,444
Fair value price per share (in Dollars per share) | $ / shares				$ 0.49
Vested share			600,000
Restriction of ordinary shares held by the founder description																In November 2020, these options were approved by the board to be exercised as 600,000 Class A ordinary shares, and the Founder agreed with Witty network to classify 150,000, out of the 600,000 Class A ordinary shares as additional Restricted Shares, with 50% of these shares vested on August 13, 2021 and 2022 respectively. In addition, the Founder further agreed with Witty network that 410,111 Class B ordinary shares of the previously granted Restricted Shares were vested immediately, while the remaining 13,510,660 Class B ordinary shares, being the unvested Restricted Shares, were also modified with 50% vested on August 13, 2021 and 2022 respectively. Such modification did not have any material impact on the fair value of these share options.	In November 2020, these options were approved by the board to be exercised as 600,000 Class A ordinary shares, and the Founder agreed with Witty network to classify 150,000, out of the 600,000 Class A ordinary shares as additional Restricted Shares, with 50% of these shares vested on August 13, 2021 and 2022 respectively. In addition, the Founder further agreed with Witty network that 410,111 Class B ordinary shares of the previously granted Restricted Shares were vested immediately, while the remaining 13,510,660 Class B ordinary shares, being the unvested Restricted Shares, were also modified with 50% vested on August 13, 2021 and 2022 respectively. Such modification did not have any material impact on the fair value of these share options.
Unvested restricted shares		75,000
Vested restricted shares	6,755,330
Minimum [Member]
Share Based Compensation Expenses [Abstract]
Restricted share percentage														25.00%
Vested share percentage													25.00%
Maximum [Member]
Share Based Compensation Expenses [Abstract]
Restricted share percentage														75.00%
Vested share percentage													75.00%
Executive Officer [Member]
Share Based Compensation Expenses [Abstract]
Share options recognized (in Yuan Renminbi) | ¥					¥ 6,449											¥ 6,449
Founder [Member]
Share Based Compensation Expenses [Abstract]
Share based compensation expenses | ¥		¥ 71
Granted restricted shares													55,683,082
Predecessors [Member]
Share Based Compensation Expenses [Abstract]
Share based compensation expenses																		100,629		¥ 91,907
Employees [Member]
Share Based Compensation Expenses [Abstract]
Share based compensation expenses | ¥																¥ 191,583		190,370
Weighted average remaining contractual years					8 years 11 months 1 day				8 years 8 months 15 days
Restricted Shares [Member]
Share Based Compensation Expenses [Abstract]
Share based compensation expenses																		¥ 100,988		¥ 101,830
Shares option granted																				150,000